Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Total Compensation of Key Management Personnel

Total compensation	2023 $m	2022 $m	2021 $m
Short-term employment benefits	18.6	18.7	19.3
Contributions to defined contribution pension plans	0.5	0.5	0.5
Equity compensation benefits a	15.8	13.4	8.1
	34.9	32.6	27.9

a	As measured in accordance with IFRS 2 ‘Share-based Payment’.

Summary of Related Party Disclosures for Associates and Joint Ventures

	2023 $m	2022 $m	2021 $m

Fee revenue	11	9	3

Amounts receivable	19	10	11

Amounts payable	(10)	–	–